EQUITY INVESTMENT – SAWGRASS APR HOLDINGS LLC (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment	$ 7,233,000	$ 7,233,000
Recognition of deferred revenue	904,521
Sawgrass Parent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred revenue	7,200,000
Equity method investment		7,200,000
Asset Management Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying value of common units received	7,200,000	7,200,000
Deferred revenue		$ 7,200,000
Equity method investment	$ 7,200,000